Subsequent Events - Carrying Amounts of Major Classes of Assets and Liabilities of Disposed Companies (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Subsequent Event [Line Items]
Current liabilities	$ (17,801)	[1]	$ (5,183)	[1]
Non-current liabilities			(17,337)	[1]
Romanian Plants disposal [Member]
Subsequent Event [Line Items]
Cash and cash equivalents	2,890
Other current assets	106,546
Property, plant and equipment	1,136
Other non-current assets	524
Current liabilities	(155,283)
Non-current liabilities	(12,032)
Net debt to other Group's subsidiaries	(443,118)
Deferred income taxes
Total net assets (liabilities)	(499,337)
Goodwill
Noncontrolling interests	$ 37,587

[1]	See Note 3(e)